Schedule of Investments
November 30, 2025 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.21%

Abrasive, Asbestos, & Miscellaneous Nonmetallic Mineral Products - 0.63%
Owens Corning	748	84,704

Adhesives & Sealants - 0.67%
CSW Industrials, Inc.	329	89,445

Chemicals & Allied Products - 0.89%
Balchem Corp. (2)	760	118,720

Computer Storage Devices - 1.88%
Pure Storage, Inc. Class A (2)	2,819	250,778

Crude Petroleum & Natural Gas - 1.63%
Expand Energy Corp	1,790	218,255

Electrical Work - 2.12%
Comfort Systems USA, Inc.	290	283,313

Electronic Computers - 1.52%
Apple, Inc.	729	203,282

Electric Services - 1.34%
EMCOR Group, Inc.	292	179,600

Fabricated Rubber Products - 0.98%
Carlisle Cos., Inc.	410	130,409

Finance Services - 0.72%
Mara Holdings, Inc. (2)	8,160	96,370

Fire, Marine & Casualty Insurance - 1.29%
Berkshire Hathaway, Inc. Class B (2)	336	172,640

General Industrial Machinery & Equipment, NEC - 1.28%
Zurn Elkay Water Solutions, Corp.	3,590	171,243

Hospital & Medical Service Plans- 1.24%
UnitedHealth Group, Inc.	504	166,204

Laboratory Analytical Instruments - 2.20%
Avantor, Inc. (2)	13,047	153,041
Illumina, Inc. (2)	1,073	141,046

		294,087

Misc. Industrial & Commercial Machinery & Equipment - 1.39%
MOOG, Inc. Class A (2)	808	185,581

Mortgage Bankers & Loan Correspondents - 1.47%
Rocket Cos., Inc.	9,839	196,583

Motor Vehicles & Passenger Car Bodies - 2.49%
Federal Signal Corp.	1,317	150,138
Tesla, Inc. (2)	423	181,962

		332,100

National Commercial Banks - 2.75%
Bank of America Corp.	3,623	194,374
JPMorgan Chase & Co.	551	172,507

		366,881

Operative Builders - 0.85%
Meritage Homes Corp.	1,559	113,932

Optical Instruments & Lenses - 2.04%
Coherent Corp. (2)	1,659	272,507

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.83%
RPM International, Inc.	1,032	110,682

Patent Owners & Lessors - 2.99%
Interdigital, Inc.	1,117	399,607

Petroleum Refining - 1.40%
Exxon Mobil Corp.	1,616	187,327

Pharmaceutical Preparations - 6.52%
AbbVie, Inc.	1,013	230,660
Eli Lilly and Co.	223	239,830
Johnson & Johnson	951	196,781
United Therapeutics Corp. (2)	419	203,634

		870,905

Plastics Products, NEC - 1.19%
Armstrong World Industries, Inc.	837	158,812

Printed Circuit Boards - 1.51%
Flex Ltd. (Singapore) (2)	3,421	202,215

Real Estate - 1.49%
Terreno Realty Corp.	3,166	198,793

Retail - Auto Dealers & Gasoline Stations - 2.41%
Caseys General Stores, Inc.	338	192,815
Group 1 Automotive, Inc.	322	129,135

		321,950

Retail-Catalog & Mail-Order Houses - 1.09%
Amazon.com, Inc. (2)	627	146,229

Retail-Department Stores - 0.97%
Burlington Stores, Inc. (2)	516	130,151

Retail-Eating & Drinking Places - 1.72%
Shake Shack, Inc. Class A (2)	998	87,305

Retail-Eating Places - 1.07%
Brinker International, Inc. (2)	930	143,025

Retail-Home Furniture, Furnishings & Equipment Stores - 1.00%
Williams-Sonoma, Inc.	739	133,027

Retail-Lumber & Other Building Materials Dealers - 0.87%
The Home Depot, Inc.	326	116,356

Retail- Variety Stores - 2.81%
Costco Wholesale Corp.	192	175,409
Walmart, Inc.	1,803	199,250

		374,659

Security Brokers, Dealers & Flotation Companies - 1.85%
Interactive Brokers Group	3,808	247,596

Semiconductors & Related Devices - 4.29%
Broadcom, Inc.	484	195,033
NVIDIA Corp.	1,008	178,416
Semtech Corp. (2)	2,683	198,971

		572,420

Services-Business Services - 4.27%
Etsy, Inc. (2)	2,524	136,851
MasterCard, Inc. Class A	232	127,723
RB Global, Inc.	1,337	131,293
Visa, Inc. Class A	521	174,243

		570,111

Services-Computer Programming, Data Processing - 5.90%
Alphabet, Inc.	1,378	441,125
Alphabet, Inc. Class A	678	217,082
Meta Platforms, Inc. Class A	200	129,590

		787,797

Services-Engineering Services - 1.06%
AECOM	1,369	141,185

Services-Equipment Rental & Leasing, NEC - 1.63%
Air Lease Corp.	3,415	218,321

Services-Prepackaged Software - 5.90%
ACI Worldwide, Inc. (2)	3,525	165,182
Docusign, Inc. (2)	1,532	106,244
Dynatrace, Inc. (2)	2,173	96,829
Manhattan Associates, Inc. (2)	706	124,574
Microsoft Corp.	275	135,303
Salesforce, Inc.	694	159,995

		788,126

Services - Video Tape Rental - 1.10%
Netflix, Inc. (2)	1,370	147,385

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.84%
The Procter & Gamble Co.	761	112,750

Surgical & Medical Instruments & Apparatus - 1.78%
Inspire Medical Systems, Inc. (2)	686	85,345
Merit Medical Systems, Inc. (2)	1,756	152,052

		237,397

Totalizing Fluid Meters & Counting Devices - 1.24%
Badger Meter, Inc.	930	166,042

Transportation Services - 1.37%
XPO Logistics, Inc. (2)	1,286	182,689

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.54%
Dycom Industries, Inc. (2)	568	205,349

Wholesale-Groceries & Related Products - 1.08%
US Foods Holdings Corp. (2)	1,835	144,359

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.18%
Watsco, Inc.	454	157,266

Wholesale-Metals Service Centers & Offices - 0.95%
Reliance Steel & Aluminum Co.	455	127,091

Total Common Stock	(Cost $ 9,764,829)	12,313,560

Real Estate Investment Trust - 3.28%

CareTrust REIT, Inc.	5,013	188,138
Essential Properties Realty Trust, Inc.	3,960	125,374
Macerich Co.	7,179	124,627

Total Real Estate Investment Trusts	(Cost $ 401,963)	438,139

Money Market Registered Investment Companies - 4.41%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.82% (3)	589,025	589,025

Total Money Market Registered Investment Companies	(Cost $ 589,025)	589,025

Total Investments - 99.90%	(Cost $ 10,755,816)	13,340,724

Other Assets Less Liabilities - 0.10%		13,578

Total Net Assets - 100.00%		13,354,302

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$13,340,724	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,340,724	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.